Significant Risks and Uncertainties Including Business and Credit Concentrations - Revenue Concentration Risk (Details) - Customer concentration	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Percentage of Net Revenue: | Payor A
Significant Risks and Uncertainties Including Business and Credit Concentrations
Concentration risk percentage	14.00%	17.00%	15.00%	17.00%	17.00%	15.00%
Percentage of Net Revenue: | Payor B
Significant Risks and Uncertainties Including Business and Credit Concentrations
Concentration risk percentage	17.00%	14.00%	17.00%	14.00%	14.00%	15.00%
Percentage of Gross Receivables: | Payor B
Significant Risks and Uncertainties Including Business and Credit Concentrations
Concentration risk percentage			19.00%		19.00%	11.00%
Percentage of Gross Receivables: | Payor C
Significant Risks and Uncertainties Including Business and Credit Concentrations
Concentration risk percentage			13.00%		14.00%	21.00%